Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Stock [Line Items]
Percentage of annul rate	8.00%
Dividends declared		$ 0
Gross offering	200,000,000
Cash proceeds	$ 50,000,000
Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Authorized to issue shares (in Shares)	18,551,382
Convertible preferred stock at a par value (in Dollars per share)	$ 0.0001